Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Following is the total loss before income taxes and the provision for income taxes.

Year ended December 31,	2024	2023	2022
Income (loss) before income taxes
United States	$(268.7)	$(545.5)	$(177.2)
Foreign	193.4	197.7	114.6
Total loss before income taxes	$(75.3)	$(347.8)	$(62.6)
Provision (benefit) for income taxes
Current
United States	$21.1	$8.8	$15.9
Foreign	61.2	46.0	34.7
Total	82.3	54.8	50.6
Deferred
United States	18.7	—	—
Foreign	16.9	24.5	(8.3)
Total provision for income taxes	$117.9	$79.3	$42.3
Following is a reconciliation of the benefit for income taxes at the United States statutory tax rate to the provision for income taxes as reported:

Year ended December 31,	2024	2023	2022
U.S. statutory income tax benefit	$(15.8)	$(73.0)	$(13.2)
Income and losses for which no provision or benefit has been recognized	63.0	123.2	40.9
Foreign rate differential and other foreign tax expense	8.9	12.7	6.4
Income tax withholdings	23.0	14.0	19.7
Additional tax expense on undistributed earnings of certain foreign subsidiaries	27.3	—	—
Permanent items	1.2	(3.0)	(2.1)
Change in uncertain tax positions	1.3	3.8	0.4
Change in valuation allowances	7.9	2.1	(9.8)
U.S. income tax benefit	—	(0.6)	—
Other	1.1	0.1	—
Provision for income taxes	$117.9	$79.3	$42.3
The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities were as follows:

As of December 31,	2024	2023
Deferred tax assets
Tax loss carryforwards	$787.6	$813.0
Pension and postretirement benefits	196.5	183.0
Foreign tax credit carryforwards	61.9	83.6
Other tax credit carryforwards	29.5	29.1
Deferred revenue	48.2	31.9
Employee benefits and compensation	31.2	31.5
Purchased capitalized software	18.4	19.4
Depreciation	28.6	33.0
Warranty, bad debts and other reserves	2.9	7.6
Capitalized costs	9.3	9.0
Capitalized research and development	6.7	—
Other	76.0	57.6
	1,296.8	1,298.7
Valuation allowance	(1,168.6)	(1,150.1)
Total deferred tax assets	$128.2	$148.6
Deferred tax liabilities
Undistributed earnings of certain foreign subsidiaries	$27.7	$—
Capitalized research and development	—	10.4
Other	32.6	25.1
Total deferred tax liabilities	$60.3	$35.5
Net deferred tax assets	$67.9	$113.1
Changes in the valuation allowance was as follows:

Year ended December 31,	2024	2023	2022
Valuation allowance, at beginning of year	$(1,150.1)	$(1,110.5)	$(1,226.2)
Actuarial pension adjustments	24.8	84.5	70.7
Expired net operating losses/tax credits	35.2	42.9	52.3
Foreign exchange	15.5	(6.8)	14.8
Recognition of income tax benefit (expense) (i)	(56.0)	(125.9)	(43.9)
Other	(38.0)	(34.3)	21.8
Valuation allowance, at end of year	$(1,168.6)	$(1,150.1)	$(1,110.5)
(i) Includes U.S. pension activity of $(44.8) million, ($95.9) million and ($11.3) million for the years ended December 31, 2024, 2023 and 2022, respectively.
The company has tax effected tax loss carryforwards as follows:

As of December 31,	2024
U.S. Federal	$339.6
State and local	196.0
Foreign	252.0
Total tax loss carryforwards	$787.6
These carryforwards will expire as follows:

Year
2025	$20.4
2026	15.1
2027	19.0
2028	89.9
2029	4.9
Thereafter	361.0
Unlimited	277.3
Total	$787.6
The company also has available tax credit carryforwards, which will expire as follows:

Year
2025	$20.8
2026	33.7
2027	9.1
2028	0.3
2029	0.1
Thereafter	27.4
Total	$91.4
A full valuation allowance is currently maintained for all U.S. and certain foreign deferred tax assets in excess of deferred tax liabilities. The company will record a tax provision or benefit for those international subsidiaries that do not have a full valuation allowance against their net deferred tax assets. Any profit or loss recorded for the company’s U.S. operations will have no provision or benefit associated with it due to such valuation allowance, except with respect to withholding taxes not creditable against future taxable income. As a result, the company’s provision or benefit for taxes may vary significantly depending on the geographic distribution of income.
The realization of the company’s net deferred tax assets as of December 31, 2024, is primarily dependent on the ability to generate sustained taxable income in various jurisdictions. Judgment is required to estimate forecasted future taxable income, which may be impacted by future business developments, actual results, strategic operational and tax initiatives, legislative, and other economic factors and developments. During 2024, the company determined that a portion of its non-U.S. net deferred tax assets required an additional valuation allowance. The net change in the valuation allowances impacting the effective tax rate in 2024 was approximately $7.9 million, primarily in the United Kingdom. During 2023, the company determined that a portion of its non-U.S. net deferred tax assets required an additional valuation allowance. The net change in the valuation allowances impacting the effective tax rate in 2023 was approximately $2.1 million, primarily in Latin America.
Under U.S. tax law, distributions from foreign subsidiaries to U.S. shareholders are generally exempt from taxation, except for certain federal and state taxes. Consequently, the deferred income tax liability on undistributed earnings is generally limited to any foreign withholding or other foreign taxes that will be imposed on such distributions. The company is no longer asserting indefinite reinvestment of the earnings of certain foreign subsidiaries. Accordingly, at December 31, 2024, the related deferred tax liability was $27.7 million, which is reported within other long-term liabilities on the company’s consolidated balance sheets. At December 31, 2024, the unrecognized deferred income tax liability was approximately $8.1 million for those foreign subsidiaries for which the company currently intends to indefinitely reinvest the earnings and for which no provision has been made for income taxes that may become payable upon distribution of the earnings of such subsidiaries .
Cash paid for income taxes, net of refunds was as follows:

Year ended December 31,	2024	2023	2022
Cash paid for income taxes, net of refunds	$56.4	$63.4	$49.0
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31,	2024	2023	2022
Balance at January 1	$20.9	$17.8	$21.6
Additions based on tax positions related to the current year	2.5	4.6	1.9
Changes for tax positions of prior years	(3.4)	2.6	1.2
Reductions as a result of a lapse of applicable statute of limitations	(5.8)	(4.6)	(5.4)
Settlements	(0.5)	—	—
Changes due to foreign currency	(0.2)	0.5	(1.5)
Balance at December 31	$13.5	$20.9	$17.8
The company recognizes penalties and interest accrued related to income tax liabilities in the provision for income taxes in its consolidated statements of income (loss). At December 31, 2024 and 2023, the company had an accrual of $5.0 million and $4.6 million, respectively, for the payment of penalties and interest.
At December 31, 2024, all of the company’s liability for unrecognized tax benefits, if recognized, would affect the company’s effective tax rate. Within the next 12 months, the company believes that it is reasonably possible that the amount of unrecognized tax benefits may decrease by $1.3 million related to a statute of limitation expiration; however, various events could cause this belief to change in the future.
The company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The company is currently undergoing audits in several of its foreign jurisdictions. Ongoing income tax audits throughout the world are not expected to have a material impact on the company’s financial position.
Internal Revenue Code Sections 382 and 383 provide annual limitations with respect to the ability of a corporation to utilize its net operating loss (as well as certain built-in losses) and tax credit carryforwards, respectively (Tax Attributes), against future U.S. taxable income, if the corporation experiences an “ownership change.” In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. The company regularly monitors ownership changes (as calculated for purposes of Section 382). The company has determined that, for purposes of the rules of Section 382 described above, an ownership change occurred in 2011. Any future transaction or transactions and the timing of such transaction or transactions could trigger additional ownership changes under Section 382.
As a result of the ownership change in 2011, utilization for certain of the company’s Tax Attributes, U.S. net operating losses and tax credits, is subject to an overall annual limitation of $70.6 million. The cumulative limitation as of December 31, 2024, is approximately $405 million. This limitation will be applied to any net operating losses and then to any other Tax Attributes. Any unused limitation may be carried over to later years. Based on presently available information and the existence of tax planning strategies, the company does not expect to incur a U.S. federal cash tax liability in the near term.